Trade Receivables - Ageing Analysis of Trade Receivables Based on Transaction Date (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Trade receivables	¥ 2,901	¥ 2,675	[1]
Gross carrying amount [member]
Disclosure of financial assets [line items]
Trade receivables	2,937	2,712
Gross carrying amount [member] | Within 1 month [member]
Disclosure of financial assets [line items]
Trade receivables	2,325	2,067
Gross carrying amount [member] | More than 1 month but less than 3 months [member]
Disclosure of financial assets [line items]
Trade receivables	492	497
Gross carrying amount [member] | More than 3 month but less than 1 year [member]
Disclosure of financial assets [line items]
Trade receivables	90	112
Gross carrying amount [member] | More than 1 year [member]
Disclosure of financial assets [line items]
Trade receivables	30	36
Loss allowance [member]
Disclosure of financial assets [line items]
Trade receivables	¥ (36)	¥ (37)

[1]	The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated. See Note 2(b).